Operating Segments	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
Operating Segments
21.
Operating segments

Operating segments are defined as components of an enterprise that engage in business activities and for which discrete financial information is available that is evaluated on a regular basis by the Chief Operating Decision Maker (“CODM”) to make decisions about how to allocate resources and assess performance. Our CODM is defined as our Chief Executive Officer (“CEO”), Chief Financial Officer (“CFO”), and Chief Operating Officer (“COO”). Our operating segments, which align with our reportable segments, are: Merchant Solutions, which focuses on card not present and card present solutions for small to medium size business merchants; and Digital Wallets, which provides wallet based online payment solutions and also enables consumers to use cash to facilitate online purchases through paysafecard prepaid vouchers. These two operating segments are based on how the Company is organized, reflecting the difference in nature of the products and services they each sell. Shared costs are the cost of people and other resources consumed in activities that provide a benefit across more than one segment. Shared costs are allocated to each segment and Corporate primarily based on applicable drivers including headcount, revenue and Adjusted EBITDA.

The CODM evaluates performance and allocate resources based on Adjusted EBITDA of each operating segment. Adjusted EBITDA of each operating segment includes the revenues of the segment less ordinary operating expenses that are directly related to those revenues and an allocation of shared costs. Corporate overhead costs and Corporate’s allocation of shared costs are included in Corporate in the following table. Corporate overhead costs are costs consumed in the execution of corporate activities that are not directly factored into the production of any service provided by the Company’s segments.

The CODM does not receive segment asset data to evaluate performance or allocate resources and therefore such information is not presented.

The Company earns revenue from the sale of Merchant Solutions and Digital Wallets services. The information below summarizes revenue and Adjusted EBITDA by segment for the year ended December 31, 2023:

	Merchant Solutions	Digital Wallets	Corporate (1)	Intersegment	Total
Total external revenue	$864,816	$697,341			$1,562,157
Interest revenue	$1,792	$37,189			$38,981
Intersegment revenue (2)	$11,738	$139		$(11,877)	$-
Total Revenue	$878,346	$734,669	$—	$(11,877)	$1,601,138
Adjusted EBITDA	$222,154	$318,706	$(82,197)	$-	$458,663

The information below summarizes revenue and Adjusted EBITDA by segment for the year ended December 31, 2022:

	Merchant Solutions	Digital Wallets	Corporate (1)	Intersegment	Total
Total external revenue	$809,751	$680,587	$—	$—	$1,490,338
Interest revenue	$221	$5,578	$—	$—	$5,799
Intersegment revenue (2)	$7,381	$-	$—	$(7,381)	$-
Total Revenue	$817,353	$686,165	$—	$(7,381)	$1,496,137
Adjusted EBITDA	$200,304	$289,413	$(79,766)	$-	$409,951

The information below summarizes revenue and Adjusted EBITDA by segment for the year ended December 31, 2021:

	Merchant Solutions	Digital Wallets	Corporate (1)	Intersegment	Total
Total external revenue	$736,969	$748,725	$—	$—	$1,485,694
Interest revenue	$19	$1,300	$—	$—	$1,319
Intersegment revenue (2)	$8,356	$-	$—	$(8,356)	$-
Total Revenue	$745,344	$750,025	$—	$(8,356)	$1,487,013
Adjusted EBITDA	$186,878	$332,090	$(75,070)	$-	$443,898

(1)
Corporate consists of corporate overhead and unallocated shared costs of people and other resources consumed in activities that provide a benefit across the Company.
(2)
Intersegment revenue and related eliminations are primarily for processing of credit card transactions and deposits between segments.

A reconciliation of total segments Adjusted EBITDA to the Company’s loss from operations before taxes is as follows:

	Year Ended December 31,
	2023	2022	2021
Segments Adjusted EBITDA	$540,860	$489,717	$518,968
Corporate costs	(82,197)	(79,766)	(75,070)
Depreciation and amortization	(263,433)	(266,819)	(261,372)
Share-based compensation	(28,873)	(62,354)	(101,770)
Impairment expense on goodwill and intangible assets	(1,254)	(1,887,223)	(324,145)
Restructuring and other costs	(6,061)	(64,132)	(25,883)
Loss on disposal of subsidiaries and other assets, net	(386)	(1,359)	-
Other income, net	13,081	83,778	239,661
Interest expense, net	(151,148)	(126,628)	(165,827)
Income / (loss) before taxes	$20,589	$(1,914,786)	$(195,438)

Geographic Information

Revenue from external customers by major geographic region is based upon the geographic location of the customers who receive the Company's services. Interest revenue for the years ended December 31, 2023, 2022 and 2021 was $38,981, $5,799 and $1,319, respectively. Interest revenue is not included within this table as it was not practicable to apportion its geographical source.

The information below summarizes revenue by geographic area for the years ended December 31, 2023, 2022 and 2021.

	Year Ended December 31,
	2023	2022	2021
United States of America	$824,919	$774,050	$683,338
Germany	102,639	103,488	127,119
United Kingdom	27,450	28,896	52,263
All other countries (1)	607,149	583,904	622,974
Revenue from external customers	$1,562,157	$1,490,338	$1,485,694

(1)
No single country included in the “All other countries” category generated more than 10% of revenues. The revenue included within this category is predominately earned in Latin America, North America and Europe.

The Company has no single customer contributing 10% or more of the Company’s revenue in the period.

The information below summarizes long-lived assets, net by geographic area for the years ended December 31, 2023 and 2022.

	Year Ended December 31,
	2023	2022
United States of America	$14,909	$10,774
United Kingdom	11,968	11,768
Bulgaria	5,236	8,109
Canada	4,159	5,800
Austria	952	7,354
All other countries (1)	2,109	3,651
Total long lived assets, net	$39,333	$47,456

(1)
No single country included in the All other countries category generated more than 10% of total long lived assets.